Equity-Based Compensation Plan (Summary of Phantom Unit Award Activity) (Detail) - Phantom Units [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Units
Outstanding at December 31, 2014	100,769
Granted	962,764
Settled	32,314
Forfeited	0
Outstanding at December 31, 2015	1,031,219	100,769
Vested and expected to vest at December 31, 2015	1,001,324
Convertible at December 31, 2015	472,665
Weighted Average Fair Value
Outstanding at December 31, 2014 (usd per share)	$ 41.66
Granted (usd per share)	35.00	$ 49.56	$ 0
Settled (usd per share)	$ 40.18
Forfeited (usd per share)
Outstanding at December 31, 2015 (usd per share)	$ 35.49	$ 41.66
Vested and expected to vest at December 31, 2014 (usd per share)	35.52
Convertible at December 31, 2014 (usd per share)	$ 34.26
Aggregate Intrinsic Value
Vested and expected to vest at December 31, 2015	$ 39,400
Convertible at December 31, 2015	$ 18,600